Acquisitions - Additional Information (Detail) ¥ in Millions, $ in Millions					3 Months Ended		12 Months Ended
	Nov. 14, 2018 JPY (¥)	Nov. 14, 2018 USD ($)	Feb. 28, 2017 JPY (¥)	Feb. 28, 2017 USD ($)	Mar. 31, 2019 JPY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 JPY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 JPY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 JPY (¥)	Mar. 31, 2017 USD ($)	Nov. 14, 2018 USD ($)	Sep. 15, 2017 JPY (¥)	Sep. 15, 2017 USD ($)	Mar. 31, 2017 USD ($)
Business Acquisition [Line Items]
Goodwill					¥ 768,552		¥ 768,552		¥ 530,492		¥ 522,538
Revenue							8,665,687		8,543,982		7,603,250
Operating income							894,235		734,860		288,702
TEN Sports Network [Member]
Business Acquisition [Line Items]
Business acquisition total consideration			¥ 39,106	$ 346
Cash consideration for acquisition									1,772	$ 16	37,298	$ 330
Cash consideration payable														¥ 2,316	$ 21
Goodwill											26,489					$ 235
Intangible assets acquired											14,910					$ 132
Other acquisitions
Business Acquisition [Line Items]
Business acquisition total consideration							7,743		27,459		12,409
Goodwill					5,773		5,773		20,013		12,384
Intangible assets acquired					4,422		4,422		¥ 4,980		¥ 7,073
Significant amounts allocated to in-process research and development							0
EMI Music Publishing
Business Acquisition [Line Items]
Cash consideration for acquisition	¥ 257,168	$ 2,269
Goodwill	¥ 237,271
Step acquisition, percentage of equity interest acquired	60.00%												60.00%
Revenue					18,420	$ 167	28,871	$ 260
Operating income					¥ 4,522	$ 41	¥ 6,432	$ 58
Step acquisition, percentage of equity ownership immediately before additional acquisition	40.00%												40.00%
Equity interest owned prior to acquisition at fair value	¥ 141,141	1,245
Recognized gain on remeasured equity interest	116,939	1,032
Interest bearing debt amount	148,621												$ 1,311
Debt repayment	¥ 108,942	$ 961
Weighted average amortization period							43 years	43 years